Offerings	Oct. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99874
Maximum Aggregate Offering Price | $	$ 499,370,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 68,963
Offering Note

(1)	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,499,370,000.00.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.473% Senior Notes due 2032
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 103,575
Offering Note

(1)	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,499,370,000.00.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.794% Senior Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 103,575
Offering Note

(1)	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,499,370,000.00.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.894% Senior Notes due 2037
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 69,050
Offering Note

(1)	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,499,370,000.00.